Non-current trade receivables and other non-current assets - Summary of Non-current Financial Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2017
Disclosure of Other Noncurrent Assets [abstract]
R&D Tax credit receivable	€ 4,002	€ 3,679	€ 1,200
Total Non-current Grant receivables	4,002	3,679
Deposits	238	293
Total Other non-current assets	€ 238	€ 293